NOTE 12. Summary of Long-term borrowings (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Debt Disclosure [Abstract]
Long-term bank loans Weighted-average interest rate	0.00%	7.32%
Long-term bank loans Maturities	Aug. 31, 2012
Long-term bank loans	$ 0	$ 44,438
Less: current maturities of long-term bank loans	0	(44,438)
Long-term bank loans	$ 0	$ 0